ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES [Abstract]
Accrued expenses and other long term liabilities
Accrued expenses consist of the following:

(Amounts in thousands)
	September 29, 2012	December 31, 2011
Insurance	$3,327	$3,229
Employee compensation and benefits	10,298	6,270
Sales and marketing	24,772	23,282
Product warranty	7,892	7,677
Accrued freight	963	498
Interest	8,770	34,183
Accrued pension	2,577	2,577
Accrued environmental liability	470	708
Accrued taxes	3,443	2,093
Other	17,609	10,364
	$80,121	$90,881

Other long-term liabilities consist of the following:

(Amounts in thousands)
	September 29, 2012	December 31, 2011
Insurance	$1,316	$1,642
Pension liabilities	11,851	13,446
Multi-employer pension withdrawal liability	2,675	2,854
Product warranty	29,756	30,935
Long-term product claim liability	223	193
Long-term environmental liability	1,990	1,750
Liabilities for tax uncertainties	3,946	3,546
Other	6,350	3,362
	$58,107	$57,728

Accrued expenses consist of the following at December 31, 2011 and December 31, 2010:

(Amounts in thousands)	December 31, 2011	December 31, 2010
Insurance	$3,229	$3,887
Employee compensation and benefits	6,270	6,086
Sales and marketing	23,282	21,637
Product warranty	7,677	9,375
Accrued freight	498	513
Accrued interest	34,183	13,592
Accrued environmental liability	708	448
Accrued pension	2,577	1,961
Accrued deferred compensation	-	2,155
Accrued taxes	2,093	3,123
Other	10,364	12,340
	$90,881	$75,117

Other long-term liabilities consist of the following at December 31, 2011 and December 31, 2010:

(Amounts in thousands)	December 31, 2011	December 31, 2010
Insurance	$1,642	$2,216
Pension liabilities	13,446	9,176
Multi-employer pension withdrawal liability	2,854	3,079
Product warranty	30,935	32,405
Long-term product claim liability	193	216
Long-term environmental liability	1,750	434
Liabilities for tax uncertainties	3,546	10,123
Other	3,362	2,840
	$57,728	$60,489